December 22, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Smith Barney Aggressive Growth Fund, Inc. (the "Fund")
	File No. 2-84199 and 811-3762


Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and the statement of additional information of the Fund do not differ from those contained in Post-Effective Amendment No. 23 filed on December 20, 1999.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Robert Nelson
Robert Nelson
Assistant Secretary


G:\Fund Accounting\Legal\FUNDS\GROW\1999\SECDOCS\pea#23-497j.doc